SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

In January, 2015, the Company completed an investment transaction in Travelfusion by purchasing a majority stake in the company. Travelfusion is a UK-based leading online Low Cost Carrier (LCC) travel content aggregator and innovator of Direct Connect global distribution solutions.